Consolidated statements of comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 218,019	$ 193,234	$ 137,668
Cost of revenue	47,090	53,274	31,752
Gross profit	170,929	139,960	105,916
Operating expenses:
Research and development	56,158	59,904	44,378
Sales and marketing	101,198	122,635	93,844
General and administrative	42,380	45,277	33,801
Total operating expenses	199,736	227,816	172,023
Loss from operations	(28,807)	(87,856)	(66,107)
Other income, net	0	290	0
Finance (expenses) income, net	941	4,421	(1,891)
Loss before income taxes	(27,866)	(83,145)	(67,998)
Provision for income taxes	1,507	516	981
Net loss	$ (29,373)	$ (83,661)	$ (68,979)
Supplemental Income Statement Elements [Abstract]
Net loss per share, basic (in USD per share)	$ (0.38)	$ (1.10)	$ (1.30)
Net loss per share, diluted (in USD per share)	$ (0.38)	$ (1.10)	$ (1.30)
Weighted-average shares used in computing net loss per share, basic (in shares)	77,752,960	75,718,623	53,201,603
Weighted-average shares used in computing net loss per share, diluted (in shares)	77,752,960	75,718,623	53,201,603
Other comprehensive income (loss), net of tax
Change in unrealized gain (loss) on cashflow hedges	$ 1,239	$ (527)	$ 84
Total other comprehensive income (loss), net of tax	1,239	(527)	84
Total comprehensive loss	$ (28,134)	$ (84,188)	$ (68,895)